Shareholder Report, Holdings (Details) - C000249922 [Member]	Oct. 31, 2024	[1]
N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[2]
Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[2]
Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[2]
Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	87.70%
Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%

[1]	Excludes money market funds.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.